INCOME TAX (Schedule of Income Tax Expenses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
China	$ 2,147,164	$ 665,745	$ 910,231
Foreign	0	0	0
Current	2,147,164	665,745	910,231
Deferred:
China	(17,777)	25,811	15,817
Foreign	0	0	0
Deferred	(17,777)	25,811	15,817
Income tax expenses	$ 2,129,387	$ 691,556	$ 926,048